October 4, 1995




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549


Re:  Dreyfus International Recovery Fund, Inc.
     Registration Statement File No. 33-52929
     CIK No.:  921101

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 1995.


                                         Sincerely,



                                         Michael A. Rosenberg
                                         Assistant General Counsel
                                         The Dreyfus Corporation




PC\

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan